SCHEDULE OF SHARE CAPITAL (Details) - CAD ($)	2 Months Ended	7 Months Ended	12 Months Ended
	Sep. 30, 2022	Aug. 03, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance, shares	31,748,399
Beginning balance, value		$ (4,316,964)	$ (2,654,845)
Share capital issued through private placement, shares
Share capital issued through private placement	$ (75,150,102)
Exercised options, shares	300,000
Exercise options	$ 117,000
Exercised options fair value	$ 101,531
Exercised warrants, shares	1,236,408
Exercised warrants	$ 569,399
Exercised warrants fair value	$ 3,019,037
Share capital issued through private placement net, shares	31,748,399
Share capital issued through private placement net	$ 28,380,297
Issued pursuant to reverse takeover in exchange for shares	82,157,536
Issued pursuant to reverse takeover in exchange	$ 92,070,357
Issued pursuant to reverse takeover in exchange for shares, net	113,905,935
Issued pursuant to reverse takeover in exchange net	$ 120,450,654
Ending balance, shares	115,442,343	31,748,399
Ending balance	$ 47,983,628		$ (4,316,964)
Shares capital, beginning	103,530,399
Share capital, end	$ 124,257,621	$ 103,530,399
North American Nickel [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, shares	85,616,075 [1]	76,679,908	64,083,487
Beginning balance, value	$ 28,380,297	$ 7,952,675	$ 1,468,174
Share capital issued through private placement, shares		8,936,167	12,596,421
Share capital issued through private placement		$ 22,388,599	$ 6,771,729
Share issue costs, shares
Share issue costs		$ (1,960,977)	$ (287,228)
Ending balance, shares		85,616,075 [1]	76,679,908
Ending balance		$ 28,380,297	$ 7,952,675
North American Nickel [Member] | Post-consolidation Basis [Member]
IfrsStatementLineItems [Line Items]
Beginning balance, shares	31,748,399	26,240,926	21,966,730
Beginning balance, value	$ 103,530,399	$ 93,450,981	$ 89,626,730
Share capital issued through private placement, shares		4,223,600	1,658,133
Share capital issued through private placement		$ 10,136,640	$ 1,989,760
Share issue costs, shares
Share issue costs		$ (913,304)	$ (89,935)
Value allocated to warrants, shares
Value allocated to warrants			$ (495,228)
Exercised options, shares			100,000
Exercise options			$ 112,000
Exercised options fair value, shares
Exercised options fair value			$ 92,478
Exercised warrants, shares		1,283,873	2,516,063
Exercised warrants		$ 717,420	$ 1,641,674
Exercised warrants fair value, shares
Exercised warrants fair value		$ 138,662	$ 573,502
Ending balance, shares		31,748,399	26,240,926
Ending balance		$ 103,530,399	$ 93,450,981

[1]	Before the closing of the RTO, NAN owned 7,667,707 common shares of PNRC, representing approximately 8.96% of the issued and outstanding common shares of PNRC, based on there being 85,616,075 common shares of PNRC issued and outstanding at that time.